Redeemable non-controlling interest (Details) - Strategic investor - Curaleaf International Holdings Limited - USD ($) $ in Millions	Apr. 07, 2021	Dec. 31, 2022	Dec. 31, 2021
Redeemable Noncontrolling Interest [Line Items]
Proceeds from minority interest investment	$ 130.8
Ownership interest by minority shareholders	31.50%
Temporary equity		$ 122.1	$ 119.0